Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 1,865	$ 1,185	$ 1,127
Charged to Costs and Expenses	2,541	827	155
Deductions- Write-offs, Payments	(397)	147	97
Balance at End of Period	4,803	1,865	1,185
Allowance for product returns [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	478	441	326
Charged to Costs and Expenses	0	37	115
Deductions- Write-offs, Payments	372	0
Balance at End of Period	106	478	441
Allowance for excess and obsolescence [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	6,092	3,293	3,595
Charged to Costs and Expenses	2,218	7,980	911
Deductions- Write-offs, Payments	2,748	5,181	1,213
Balance at End of Period	5,562	6,092	3,293
Deferred tax asset valuation allowance [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	3,093	1,529	469
Charged to Costs and Expenses	45,022	2,368	1,060
Deductions- Write-offs, Payments		804
Balance at End of Period	$ 48,115	$ 3,093	$ 1,529